Appendix II - Operating Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting
Revenues from external customers	€ 6,063,967	€ 4,933,118	€ 5,340,038
Profit/(Loss) for the segment	805,680	595,064	996,132
Finance result	(442,941)	(277,799)	(177,669)
Share of profit/(loss) of equity- accounted investee	(1,482)	33,188	60,166
Income tax expense	(90,111)	(85,126)	(169,639)
Consolidated profit for the year	271,146	265,327	708,990
Investment in equity-accounted investees	1,955,177	1,999,776	1,869,020	€ 114,473
Assets	21,533,977	19,233,835	15,274,776
Liabilities	13,076,433	11,916,737	8,554,721
Other information:
Amortisation and depreciation	407,864	359,767	321,533
Additions for the year of property, plant & equipment, intangible assets and rights of use	542,718	467,694	454,369
Operating Segments
Segment Reporting
Revenues from external customers	6,063,967	4,933,118	5,340,038
Total operating income	6,063,967	4,933,118	5,340,038
Profit/(Loss) for the segment	1,024,314	780,396	1,179,818
Segment assets	17,970,301	13,816,223	12,212,911
Investment in equity-accounted investees	1,955,177	1,999,776	1,869,020
Liabilities	3,008,713	2,146,194	1,869,425
Other information:
Amortisation and depreciation	384,964	338,662	301,249
Expenses that do not require cash payments	(58,411)	33,919	15,175
Additions for the year of property, plant & equipment, intangible assets and rights of use	482,852	412,314	347,191
Unallocated
Segment Reporting
Profit/(Loss) for the segment	(218,634)	(185,332)	(183,686)
Assets	1,608,499	3,417,836	1,192,845
Liabilities	10,067,720	9,770,543	6,685,296
Other information:
Amortisation and depreciation	22,900	21,105	20,284
Expenses that do not require cash payments	(10,770)	4,991	4,924
Additions for the year of property, plant & equipment, intangible assets and rights of use	59,866	55,380	107,178
Intersegments
Segment Reporting
Revenues from external customers	(8,948)	(43,245)	(34,095)
Total operating income	(8,948)	(43,245)	(34,095)
Profit/(Loss) for the segment	35,419	(10,896)	4,428
Segment assets	(6,997)	(39,963)	(26,773)
Biopharma | Operating Segments
Segment Reporting
Revenues from external customers	5,005,382	3,814,983	4,242,502
Total operating income	5,005,382	3,814,983	4,242,502
Profit/(Loss) for the segment	791,339	681,925	967,415
Segment assets	13,187,651	9,467,378	7,975,667
Investment in equity-accounted investees	41,162	31,847
Liabilities	2,317,191	1,521,634	1,222,664
Other information:
Amortisation and depreciation	294,156	228,114	201,087
Expenses that do not require cash payments	(71,964)	26,051	38,955
Additions for the year of property, plant & equipment, intangible assets and rights of use	402,672	349,890	289,062
Diagnostic | Operating Segments
Segment Reporting
Revenues from external customers	671,292	779,108	775,889
Total operating income	671,292	779,108	775,889
Profit/(Loss) for the segment	129,968	152,948	215,793
Segment assets	3,681,632	3,513,991	3,371,125
Liabilities	425,693	397,869	372,461
Other information:
Amortisation and depreciation	64,682	88,557	63,053
Expenses that do not require cash payments	13,639	4,446	(21,335)
Additions for the year of property, plant & equipment, intangible assets and rights of use	49,890	19,991	34,516
Bio supplies. | Operating Segments
Segment Reporting
Revenues from external customers	146,076	115,811	133,221
Total operating income	146,076	115,811	133,221
Profit/(Loss) for the segment	114,397	39,901	36,142
Segment assets	341,876	47,446	251,551
Investment in equity-accounted investees		53,264	46,782
Liabilities	43,264	27,596	120,787
Other information:
Amortisation and depreciation	5,759	2,948	21,846
Expenses that do not require cash payments	120	73	3
Additions for the year of property, plant & equipment, intangible assets and rights of use	98	13,836	10,915
Others
Segment Reporting
Share of profit/(loss) of equity- accounted investee	(1,482)	33,188	60,166
Others | Operating Segments
Segment Reporting
Revenues from external customers	250,165	266,461	222,521
Total operating income	250,165	266,461	222,521
Profit/(Loss) for the segment	(46,809)	(83,482)	(43,960)
Segment assets	766,139	827,371	641,341
Investment in equity-accounted investees	1,914,015	1,914,665	1,822,238
Liabilities	222,565	199,095	153,513
Other information:
Amortisation and depreciation	20,367	19,043	15,263
Expenses that do not require cash payments	(206)	3,349	(2,448)
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 30,192	€ 28,597	€ 12,698